Merger (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 29, 2016	Mar. 31, 2016	Mar. 24, 2016
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shareholders own percentage	95.00%
Reverse stock split		To approve a reverse stock split of the MSC common stock of 1 for 250.
Shareholders received, Description		The MSC's shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company's common stock and Ecoark's shareholders received an aggregate of 27,696 shares of the Company's common stock.
Units offered in private placement, price per share		$ 4.00
Private placement offering		$ 20,000
Private placement unit, description		Each unit consists of one share of MSC (now Ecoark Holdings) common stock (par value $0.001 per share) and a warrant to purchase one share of MSC (now Ecoark Holdings) common stock exercisable on or before December 31, 2018 at a price of $5.00 per share.
Proceeds from units offered in private placement		$ 9,555
Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock issued			29,049
Common stock outstanding			29,049
Preferred Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Authorized shares of preferred stock		5,000